SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for credit losses
Changes in valuation and qualifying accounts
Balance at beginning of period	$ 1,266	$ 1,353	$ 2,682
Charged (credited) to costs and expenses	582	(39)	(1,315)
(Deductions) Adjustments	(318)	(48)	(14)
Balance at end of period	1,530	1,266	1,353
Tax valuation allowance
Changes in valuation and qualifying accounts
Balance at beginning of period	183,941	187,291	190,198
Charged (credited) to costs and expenses	(3,710)	(2,203)	(2,369)
Credited to other accounts	4,463	(1,147)	(538)
Balance at end of period	$ 184,694	$ 183,941	$ 187,291